Common Stock (Oneida Resources Corp)	7 Months Ended
Mar. 31, 2013
Oneida Resources Corp
Common Stock

Note 5 - Common Stock

On August 29, 2012, the Company authorized one hundred million (100,000,000) shares of common stock. On October 15, 2012, the Company received a subscription for five million (5,000,000) shares of common stock. On October 23, 2012, the Company received payment of $10,000 for the subscription.